Financial Instruments And Risks - Summary of Changes of ECL Impairment Provision On Loans To Customers And Financing Guarantee Liabilities Related To ECL Assuming The Financial Assets (Detail) - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Difference-amount	¥ (1,505,658)	¥ (1,808,207)	¥ (2,346,875)
Difference-ratio	12.00%	16.00%	18.00%
Assumption Of Reclassification Of Financial Instruments From Stage Two To Stage One [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 11,255,841	¥ 9,651,158	¥ 10,479,472
Recognised In The Balance Sheet [Member]
Disclosure Of Macroeconomic Assumptions For Calculating Expected Credit Losses [Line Items]
Total ECL and financing guarantee liabilities	¥ 12,761,499	¥ 11,459,365	¥ 12,826,347